SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT - RESULTS OF OPERATIONS (Details) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
		Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sales
Net sales	[1]		$ 65,623	$ 115,944	$ 98,292
Cost of net sales
Cost of net sales			41,466	83,676	65,146
Gross profit			24,157	32,268	33,146
Operating expenses:
Selling, general and administrative	[2]		15,827	15,156	16,777
Research and development			14,467	12,745	9,853
Total operating expenses			30,294	27,901	26,630
Operating income (loss)			(6,137)	4,367	6,516
Interest income			1,337	1,749	1,177
Interest expense			(16)	(47)	(48)
Other income, net			872	(644)	2,976
Equity in net income (loss) of affiliated companies		$ (400)		(613)	(687)
Income tax benefit (expense)			31	378	(1,263)
Net income (loss) and comprehensive income (loss)			(3,913)	4,820	6,981
UTSTARCOM HOLDINGS CORP
Operating expenses:
Selling, general and administrative			633	697	852
Total operating expenses			633	697	852
Operating income (loss)			(633)	(697)	(852)
Loss before income taxes and equity in loss of affiliated companies			(633)	(697)	(852)
Equity in net income (loss) of affiliated companies			(3,281)	5,517	7,833
Net income (loss) and comprehensive income (loss)			$ (3,914)	$ 4,820	$ 6,981

[1]	The revenue recognized in the years ended December 31, 2019, 2018 and 2017 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each respective period were $2.8 million, $4.0 million and $2.7 million, respectively.
[2]	Allowances for doubtful accounts of $4.4 million, $0.8 million and reversal $0.06 million were recognized in the selling expenses in 2019, 2018 and 2017, respectively.